Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions			3 Months Ended		6 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates					3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001					¥ 24,674
Residential condominiums under development	¥ 67,848	¥ 57,502	¥ 67,848		67,848
Finished goods	65,043	84,654	65,043		65,043
Write-down on residential condominiums under development			¥ 9,870	¥ 63	¥ 9,914	¥ 125
Effective tax rate			32.00%	32.30%	30.80%	28.80%
NationalCorporateTaxRate					24.00%
Inhabitant tax					4.00%
Statutory income tax rate					4.00%
Deductible enterprise tax					31.50%
Loans held for sale in installment loans	82,320	72,658	¥ 82,320		¥ 82,320
Goodwill acquired	561,118	495,276	561,118		561,118
Other intangible assets	422,738	425,548	422,738		422,738
Aggregate loan fair value	73,857	63,272	73,857		73,857
Decrease in current and deferred income taxes					215
Increase in retained earnings					215
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	767,801	741,022
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	146,919	132,184	146,919		146,919
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 70,820	¥ 68,524	¥ 70,820		¥ 70,820
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority					50.00%